SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11 – SUBSEQUENT EVENTS

On April 1, 2016, as part of a private placement transaction of the Company’s common stock and warrants, certain accredited investors purchased an aggregate of 200,654 shares of common stock and warrants to purchase 100,327 shares of common stock at $1.95 per share, expiring April 1, 2019, for an aggregate purchase price of $256,768, net of issuance costs. In addition, the Company issued 18,040 warrants to purchase the Company’s common stock at $1.50 per share, expiring April 1, 2019 for placement agent services.

On April 6, 2016, the Company issued 100,000 shares of its common stock upon vesting of previously issued restricted stock units.

On April 19, 2016, as part of a private placement transaction of the Company’s common stock and warrants, certain accredited investors purchased an aggregate of 169,959 shares of common stock and warrants to purchase 84,980 shares of common stock at $1.95 per share, expiring April 19, 2019, for an aggregate purchase price of $227,427, net of issuance costs. In addition, the Company issued 17,996 warrants to purchase the Company’s common stock at $1.50 per share, expiring April 19, 2019 for placement agent services.

On April 29, 2016, as part of a private placement transaction of the Company’s common stock and warrants, certain accredited investors purchased an aggregate of 1,135,731 shares of common stock and warrants to purchase 567,866 shares of common stock at $1.95 per share, expiring April 29, 2019, for an aggregate purchase price of $1,508,137, net of issuance costs. In addition, the Company issued 79,524 warrants to purchase the Company’s common stock at $1.50 per share, expiring April 29, 2019 for placement agent services.

NOTE 14 – SUBSEQUENT EVENTS

Common stock:

On January 6, 2016, the Company issued 75,000 shares of common stock to Mr. Chaussy, the Company’s Chief Financial Officer, for the second half of his grant dated April 30, 2015 at a cost basis of $2.90 per share.

On January 20, 2016, the Company issued 75,000 shares of common stock to a consultant for services pursuant to a grant dated December 7, 2015 at a cost basis of $1.31.

On February 9, 2016, the Company issued Alpha Capital an aggregate of 54,859 shares of common stock in exchange for 75 shares of our Series C 9% Convertible Preferred Stock and accrued dividends.

On March 11, 2016, the Company issued 25,000 shares of common stock to a consultant for services pursuant to a General Release and Non-Disparagement agreement dated March 1, 2015 at a cost basis of $1.26.

October 2015 Private Placement

On February 9, 2016, as part of a private placement transaction of our common stock and warrants, certain accredited investors purchased an aggregate of 50,000 shares of common stock and warrants to purchase 25,000 shares of common stock at $1.95, expiring February 9, 2019, for an aggregate purchase price of $75,000. In addition, the Company issued 6,000 warrants to purchase the Company’s common stock at $1.50, expiring February 9, 2019 for placement agent services.

On March 9, 2016, as part of a private placement transaction of our common stock and warrants, certain accredited investors purchased an aggregate of 200,000 shares of common stock and warrants to purchase 100,000 shares of common stock at $1.95, expiring March 9, 2019, for an aggregate purchase price of $300,000. In addition, the Company issued 12,000 warrants to purchase the Company’s common stock at $1.50, expiring March 9, 2019 for placement agent services.